Annual Total Returns (Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares Retail) (Vanguard Ohio Tax-Exempt Money Market Fund, Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares)	12 Months Ended
Nov. 30, 2014
Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Annual Total Return
2014	0.01%
2013	0.01%
2012	0.05%
2011	0.07%
2010	0.15%
2009	0.48%
2008	2.22%
2007	3.61%
2006	3.36%
2005	2.33%